Prepayments and Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Allowance for doubful accounts provision converted from unbilled revenue	¥ 1,269	$ 179
Provision for credit losses on other receivables	¥ 695	$ 98	¥ 1,655	¥ 1,537